Share Capital Authorized and Issued	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Share Capital Authorized and Issued
14.          Share Capital Authorized and Issued
The following table sets out the number and par value of shares authorized, issued and outstanding:

	September 30, 2025	December 31, 2024
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	103,026,764	111,730,209
Common shares
Cash dividends of $0.15 and $0.35 per common share were declared and paid in the three and nine months ended September 30, 2025 (2024: $0.10 and $0.30 per common share).
Common share repurchases
On August 6, 2025, the Group’s Board of Directors approved a renewal to the existing share repurchase program (the “Program”), bringing the total authorization to $200.0 million. Pursuant to the Program, FIHL may repurchase shares through open market purchases pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), accelerated share repurchases or privately negotiated transactions, as well as pursuant to a trading plan meeting the requirements of Rule 10b5-1 under the Exchange Act.
The following table summarizes common shares repurchased in the three and nine months ended September 30, 2025 and 2024:

	Three months ended		Nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Common shares repurchased	1,835,063	4,279,983	8,758,179	6,570,003
Cost of shares repurchased, inclusive of commissions	$31.9	$66.8	$142.7	$105.5
Weighted average price per share, inclusive of commissions	$17.40	$15.61	$16.30	$16.06
Included in common shares repurchased in the nine months ended September 30, 2025 were 3,109,452 common shares repurchased from CVC Falcon Holdings Limited, a longstanding shareholder, for $50.0 million in a privately negotiated transaction.
Included in common shares repurchased in the three and nine months ended September 30, 2025, were 180,071 and 857,794, respectively, (2024: 422,658 and 577,383) common shares repurchased from The Fidelis Partnership for $3.1 million and $14.0 million, respectively, (2024: $6.6 million and $9.3 million). These transactions were effected at a price equal to the average price paid by the Group on such day for share repurchases from all other shareholders. The repurchase mechanism follows a prescribed format designed to keep The Fidelis Partnership’s ownership of FIHL to below 9.8752%. Common shares repurchased by the Group are retired. Common shares repurchased by the Group prior to June 30, 2025 that were held as treasury shares have been retired. The unutilized amount of the share repurchase authorization at September 30, 2025 was $168.1 million.